ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 14.5%
	BANKING - 1.2%
3,000	JPMorgan Chase & Company	$ 981,990

	ENGINEERING & CONSTRUCTION - 3.3%
3,700	Quanta Services, Inc.	2,664,148

	INSTITUTIONAL FINANCIAL SERVICES - 3.7%
2,900	Goldman Sachs Group, Inc. (The)	2,932,973

	INSURANCE - 1.9%
3,100	Berkshire Hathaway, Inc., Class B(a)	1,551,209

	INTERNET MEDIA & SERVICES - 1.4%
16,000	Netflix, Inc.(a)	1,142,400

	SOFTWARE - 0.7%
1,400	Microsoft Corporation	522,228

	TECHNOLOGY HARDWARE - 0.5%
2,500	Arista Networks, Inc.(a)	424,700

	TECHNOLOGY SERVICES - 1.8%
4,300	Visa, Inc., Class A	1,475,287

	TOTAL COMMON STOCKS (Cost $8,176,665)	11,694,935

	EXCHANGE-TRADED FUNDS — 79.5%
	EQUITY - 68.5%
45,000	Franklin International Core Dividend Tilt Index ETF	1,922,400
37,500	Invesco Dow Jones Industrial Average Dividend ETF	2,376,375
3,600	Invesco S&P 500 Equal Weight ETF	765,972
96,600	iShares Core Dividend ETF	5,950,560
15,400	iShares Morningstar Growth ETF	1,802,108

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 79.5% (Continued)
	EQUITY - 68.5% (Continued)
14,400	iShares Morningstar Value ETF	$ 1,457,856
28,700	iShares MSCI Emerging Markets ex China ETF	2,936,010
20,500	SPDR S&P Biotech ETF	3,244,125
5,200	State Street Industrial Select Sector SPDR ETF	963,196
40,000	State Street SPDR Portfolio S&P 500 ETF	3,515,200
20,700	State Street SPDR S&P 1500 Value Tilt ETF	4,930,887
26,000	State Street Technology Select Sector SPDR ETF	4,953,520
20,800	Vanguard Communication Services ETF	3,826,160
7,000	Vanguard Consumer Staples ETF	1,578,430
41,100	Vanguard FTSE All-World ex-US ETF	3,442,125
22,700	Vanguard International High Dividend Yield ETF	2,229,140
29,300	Vanguard Russell 2000 ETF	3,557,606
69,000	Vanguard S&P 500 Growth ETF	5,700,780
		55,152,450
	FIXED INCOME - 11.0%
36,100	Janus Henderson AAA CLO ETF	1,822,689
92,700	Vanguard 0-3 Month Treasury Bill ETF	7,015,536
		8,838,225

	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,741,831)	63,990,675

	SHORT-TERM INVESTMENTS — 6.1%
	MONEY MARKET FUNDS — 6.1%
4,896,710	First American Government Obligations Fund, Class X, 3.57% (Cost $4,896,710) (b)	4,896,710

	TOTAL INVESTMENTS - 100.1% (Cost $65,815,206)	$ 80,582,320
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(78,889)
	NET ASSETS - 100.0%	$ 80,503,431

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 9.1%
	INSTITUTIONAL FINANCIAL SERVICES - 3.3%
1,200	Goldman Sachs Group, Inc. (The)	$ 1,213,644

	INSURANCE - 2.1%
1,500	Berkshire Hathaway, Inc., Class B(a)	750,585

	INTERNET MEDIA & SERVICES - 0.8%
4,000	Netflix, Inc.(a)	285,600

	SOFTWARE - 1.3%
1,300	Microsoft Corporation	484,926

	TECHNOLOGY HARDWARE - 1.6%
3,500	Arista Networks, Inc.(a)	594,580

	TOTAL COMMON STOCKS (Cost $2,667,813)	3,329,335

	EXCHANGE-TRADED FUNDS — 70.6%
	EQUITY - 59.2%
10,000	Invesco Dow Jones Industrial Average Dividend ETF	633,700
4,800	Invesco S&P 500 Equal Weight ETF	1,021,296
13,500	Invesco S&P 500 Revenue ETF	1,724,760
50,000	iShares Core Dividend ETF	3,080,000
14,000	iShares Currency Hedged MSCI EAFE ETF	656,950
28,400	iShares Morningstar Value ETF	2,875,216
11,700	iShares MSCI Emerging Markets ex China ETF	1,196,910
9,600	State Street Industrial Select Sector SPDR ETF	1,778,208
15,000	State Street SPDR Portfolio S&P 500 ETF	1,318,200
14,500	State Street SPDR S&P 1500 Value Tilt ETF	3,454,003
5,000	Vanguard Communication Services ETF	919,750
4,500	Vanguard Consumer Staples ETF	1,014,705
13,700	Vanguard FTSE All-World ex-US ETF	1,147,375
3,100	Vanguard International High Dividend Yield ETF	304,420

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 70.6% (Continued)
	EQUITY - 59.2% (Continued)
4,300	Vanguard Russell 2000 ETF			$ 522,106
				21,647,599
	FIXED INCOME - 11.4%
15,000	Janus Henderson AAA CLO ETF			757,350
45,000	Vanguard 0-3 Month Treasury Bill ETF			3,405,600
				4,162,950

	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,132,185)			25,810,549

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 7.4%
	U.S. TREASURY NOTES — 7.4%
700,000	United States Treasury Note	4.3750	12/15/26	701,706
2,000,000	United States Treasury Note	3.8750	12/31/27	1,992,109
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,698,667)			2,693,815

Shares
	SHORT-TERM INVESTMENTS — 13.0%
	MONEY MARKET FUNDS — 13.0%
4,748,408	First American Government Obligations Fund, Class X, 3.57%(Cost $4,748,408)(b)			4,748,408

	TOTAL INVESTMENTS - 100.1% (Cost $32,247,073)			$ 36,582,107
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(34,336)
	NET ASSETS - 100.0%			$ 36,547,771

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.